Dividend per ordinary share	12 Months Ended
Dec. 31, 2023
Dividend per ordinary share [abstract]
Dividend per ordinary share	29 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2021
- Interim dividend, paid October 2021	0.210	820
- Final dividend	0.410	1,548
Total dividend in respect of 2021	0.620	2,368
In respect of 2022
- Interim dividend, paid August 2022	0.170	636
- Final dividend, paid May 2023	0.389	1,408
Total dividend in respect of 2022	0.559	2,044
In respect of 2023
- Interim dividend declared, paid August 2023	0.350	1,260
- Final dividend declared	0.756	2,500
Total dividend in respect of 2023	1.106	3,760
On 24 April 2023, the Annual General Meeting of shareholders ratified the total dividend of EUR 0.559 per ordinary share of which EUR 0.17 per share was paid as an interim cash dividend during August 2022. The final dividend of EUR 0.389 per ordinary share was paid entirely in cash.
In 2023, no other cash distributions were paid to shareholders of ING Group (2022: EUR 1,171 million, EUR
0.31 per share; 2021: EUR 1,054 million, EUR 0.27 per share).
ING Groep N.V. is required to withhold tax of 15% on dividends paid.
Reference is made to Note 19 'Equity' for further information on share buyback programmes and other distributions.